Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Tables)	6 Months Ended
Jun. 30, 2026
Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P.
Schedule of subsidiaries, associates, and joint ventures in Interconexion Electrica S.A. ESP

The following information is presented as of June 30, 2026, unless otherwise indicated:

				Ownership
		Functional		Interest
Company	Activity	Currency	Country	ISA	Assets	Liabilities	Equity	Profit (loss)
Subsidiarias
Consorcio Transmantaro	Electric power	USD	Peru	60.00%	6,755	5,174	1,581	197
Interligação Eléctrica Evrecy	Electric power	BRL	Brazil	35.82%	496	50	446	29
Fundo de Investimento Assis	Trust - Special Purpose Entity	BRL	Brazil	35.82%	16	—	16	1
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Trust - Special Purpose Entity	BRL	Brazil	35.82%	303	—	303	9
Fundo de Investimento Referenciado di Bandeirantes	Trust - Special Purpose Entity	BRL	Brazil	31.05%	304	—	304	9
Fundo de Investimento Xavantes Referenciado di	Trust - Special Purpose Entity	BRL	Brazil	9.54%	236	—	236	23
Interconexiones Viales	Roads	CLP	Chile	100.00%	—	—	—	—
Interligação Elétrica Aguapeí	Electric power	BRL	Brazil	35.82%	573	159	414	28
Interligação Elétrica Biguaçu	Electric power	BRL	Brazil	35.82%	388	49	339	26
Interligação Elétrica De Minas Gerais	Electric power	BRL	Brazil	35.82%	478	51	427	29
Interligação Elétrica Itapura	Electric power	BRL	Brazil	35.82%	156	19	137	12
Interligação Elétrica Itaquerê	Electric power	BRL	Brazil	35.82%	475	54	421	33
Interligação Elétrica Itaúnes	Electric power	BRL	Brazil	35.82%	457	71	386	31
Interligação Elétrica Norte E Nordeste	Electric power	BRL	Brazil	35.82%	395	86	309	23
Interligação Elétrica Pinheiros	Electric power	BRL	Brazil	35.82%	54	6	48	3
Interligação Elétrica Riacho Grande	Electric power	BRL	Brazil	35.82%	784	74	710	63
Interligação Elétrica Serra Do Japi	Electric power	BRL	Brazil	35.82%	343	43	300	24
Interligação Elétrica Sul	Electric power	BRL	Brazil	35.82%	182	21	161	10
Interligação Elétrica Tibagi	Electric power	BRL	Brazil	35.82%	276	32	244	19
Internexa	Information and communications technologies	COP	Colombia	99.60%	685	452	233	34
Interligação Elétrica JAGUAR 6 S.A.	Electric power	BRL	Brazil	35.82%	154	23	131	12
Interligação Elétrica JAGUAR 8 S.A.	Electric power	BRL	Brazil	35.82%	223	31	192	12
Interligação Elétrica JAGUAR 9 S.A.	Electric power	BRL	Brazil	35.82%	423	43	380	34

The following information is presented as of June 30, 2026, unless otherwise indicated:

				Ownership
		Functional		Interest				Profit
Company	Activity	Currency	Country	ISA	Assets	Liabilities	Equity	(loss)
Subsidiarias
Internexa Perú	Information and communications technologies	USD	Peru	99.71%	263	201	62	10
ISA Bolivia	Electric power	USD	Bolivia	100.00%	75	5	70	6
ISA Capital Do Brasil	Investment vehicle	BRL	Brazil	100.00%	5,412	(1)	5,413	371
ISA CTEEP	Electric power	BRL	Brazil	35.82%	32,298	17,464	14,834	1,020
ISA Interchile	Electric power	USD	Chile	100.00%	5,019	3,738	1,281	20
ISA Intercolombia	Electric power	COP	Colombia	100.00%	507	374	133	32
Hub Digital de Servicios ISA S.A.S	Digital service	COP	Colombia	100.00%	83	32	51	8
ISA Intervial Chile	Roads	CLP	Chile	100.00%	4,807	542	4,265	348
ISA Intervial Colombia	Roads	COP	Colombia	100.00%	1	—	1	—
ISA Inversiones Chile SpA	Investment vehicle	USD	Chile	100.00%	2,668	962	1,706	19
ISA Inversiones Chile Vías SpA	Investment vehicle	CLP	Chile	100.00%	4,272	—	4,272	348
ISA Inversiones Costera Chile	Investment vehicle	CLP	Chile	100.00%	179	187	(8)	22
ISA Inversiones Tolten	Investment vehicle	CLP	Chile	100.00%	3	—	3	—
ISA Investimentos E Participações	Investment vehicle	BRL	Brazil	100.00%	941	35	906	84
ISA Perú	Electric power	USD	Peru	99.98%	816	654	162	21
ISA REP	Electric power	USD	Peru	60.00%	1,460	1,063	397	131
ISA Transelca	Electric power	COP	Colombia	100.00%	1,911	1,163	748	107
Linear Systems RE	Other businesses	USD	Bermudas	100.00%	206	160	46	4
Proyectos de Infraestructura del Perú	Electric power	USD	Peru	100.00%	16	—	16	—
Ruta Costera	Roads	COP	Colombia	100.00%	2,610	2,349	261	23
Ruta de La Araucanía	Roads	CLP	Chile	100.00%	240	40	200	19
Ruta de Los Ríos	Roads	CLP	Chile	75.00%	62	16	46	6
Ruta del Bosque	Roads	CLP	Chile	100.00%	2	—	2	—
Ruta del Loa	Roads	CLP	Chile	100.00%	1,516	1,155	361	26
Ruta del Maipo	Roads	CLP	Chile	100.00%	6,303	3,921	2,382	200
Ruta del Este Sociedad Concesionaria S.A.	Roads	USD	Panama	100.00%	929	539	390	45
Sistemas Inteligentes en Red	Other businesses	COP	Colombia	99.77%	21	12	9	(9)
XM	Electric power	COP	Colombia	99.73%	358	317	41	(4)
INTERCONEXIONES DEL NORTE S.A.	Electric power	USD	Chile	100.00%	454	215	239	9
Ruta ORBITAL SUR Sociedad Concesionaria S.A.	Electric power	CLP	Chile	100.00%	238	12	226	22
Interconexiones Eléctricas Qoyllur SpA	Electric power	CLP	Chile	100.00%	—	—	—	—
Ruta de los Lagos Sociedad concesionaria S.A.	Roads	CLP	Chile	100.00%	62	—	62	—

The following information is presented as of June 30, 2026, unless otherwise indicated:

				Ownership
		Functional		Interest				Profit
Company	Activity	Currency	Country	ISA	Assets	Liabilities	Equity	(loss)
Joint ventures
Interligação Elétrica do Madeira	Energy transport	BRL	Brazil	51.00%	4,785	1,747	3,038	207
Interligação Elétrica Garanhuns	Energy transport	BRL	Brazil	51.00%	1,117	278	839	55
Interligação Elétrica Paraguaçu	Energy transport	BRL	Brazil	50.00%	1,217	675	542	48
Interligação Elétrica Aimorés	Energy transport	BRL	Brazil	50.00%	784	418	366	33
Interligação Elétrica Ivaí	Energy transport	BRL	Brazil	50.00%	3,263	2,378	885	76
Transmissora Aliança de Energia Elétrica	Energy transport	BRL	Brazil	14.88%	13,745	8,374	5,371	626
Interconexión Eléctrica Colombia Panamá-Panamá	Energy transport	USD	Panama	50.00%	5	1	4	(4)
Interconexión Eléctrica Colombia Panamá Colombia	Energy transport	COP	Colombia	1.17%	—	—	—	—
Transnexa (1)	Telecommunications transport	USD	Ecuador	49.85%	—	—	—	—
Derivex	Manage the negotiation system of operations on derivative financial instruments of electrical energy	COP	Colombia	39.88%	3	—	3	—
Conexión Kimal Lo Aguirre S.A.	Energy transport	CLP	Chile	33.33%	2,789	2,089	700	—
Consorcio Electrico YAPAY S.A	Electric power	USD	Peru	50.00%	566	521	45	(3)
PA Energía para la paz	Trust - Special Purpose Entity	COP	Colombia	55.79%	19	2	17	—
Associates
ATP Tower Holdings	Telecommunications transport	USD	United States	24.70%	3,942	2,826	1,116	7
(1)	Transnexa is in the process of liquidation, and its investment has been completely impaired.